DEBT (Tables)	6 Months Ended
Sep. 30, 2025
DEBT
Schedule of short-term loans

		As of
		September 30,	March 31,
		2025	2025
		(Unaudited)
China Construction Bank (“CCB”)	(1)	$1,373,788	$1,650,888
Bank of Guangzhou	(2)	842,815	—
Bank of Communications	(3)	1,123,753	1,102,429
China CITIC Bank	(4)	1,403,288	1,378,037
Total short-term loans		$4,743,644	$4,131,354
(1)On May 7, 2024, Xinjiang YSX entered into a loan agreement with CCB to borrow RMB2 million (approximately $280,938) for its working capital needs for one year, with a loan maturity date of May 7, 2025 and an effective interest rate of 3.95% per annum. The loan was fully repaid upon maturity.

On June 8, 2023, Xinjiang YSX entered into a short-term loan agreement with CCB to borrow RMB2 million (approximately $280,938) for its working capital needs for one year, with an original loan maturity date of June 8, 2024 and an effective interest rate of 3.86% per annum. The loan was unsecured. On June 7, 2024, Xinjiang YSX and CCB agreed to extend the loan maturity date to June 7, 2025, with the same interest rate. The loan was fully repaid on June 11, 2025.

On June 14, 2024, Xinjiang YSX entered into a loan agreement with CCB to borrow RMB2 million (approximately $280,938) for its working capital needs for one year, with a loan maturity date of June 14, 2025 and an effective interest rate of 3.96% per annum. On June 11, 2025, Xinjiang YSX repaid RMB2 million to CCB and entered into a new loan agreement with CCB to borrow another RMB2 million (approximately $280,938) for its working capital needs for one year, with a loan maturity date of June 11, 2026 and an effective interest rate of 3.96% per annum.

In addition, on August 24, 2023, Xihang entered into a revolving line of credit agreement with CCB to borrow a maximum of RMB8 million (approximately $1,123,753) for its working capital needs. The loan may be drawn at any time during the period from August 24, 2023 to August 24, 2026. During the loan term, Xihang may repay the loan and may re – borrow repaid amounts at any time prior to the maturity date. The loan bears an effective interest rate of 3.95% per annum. As of September 30, 2025 and March 31, 2025, the outstanding loan balance that Xihang borrowed from CCB amounted to RMB7.98 million (approximately $1,120,944).

As of September 30, 2025 and March 31, 2025, the aggregate principal amount of loans payable to CCB amounted to $1,373,788 and $1,650,888, respectively.

(2)On June 30, 2025, YSX Network entered into a loan agreement with Bank of Guangzhou to borrow RMB6 million (approximately $842,815) for its working capital needs for one year, with a loan maturity date of July 9, 2026. The loan bears an effective interest rate of 3.50% per annum. Xinjiang YSX and the Company’s CEO, Mr. Jie Xiao, separately signed a guarantee agreement with Bank of Guangzhou to provide credit guarantee to this loan during the loan term.
(3)On October 25, 2024, YSX Network entered into a loan agreement with Bank of Communications to borrow RMB8 million (approximately $1,123,753) for its working capital needs for one year, with a loan maturity date of October 25, 2025 and an effective interest rate of 3.20% per annum. The loan was unsecured. The loan was subsequently repaid upon maturity (see Note 13).

(4)From December 9, 2024 to January 2, 2025, YSX Network entered multiple loan agreements with China CITIC Bank to borrow an aggregate of loans of RMB10 million (approximately $1,404,692) for its working capital needs, with loan maturity dates ranging between December 31, 2024 to January 2, 2026. The loans bear an effective interest rate of 3.98% per annum. Mr. Jie Xiao provided a guarantee for loans of up to RMB10 million (approximately $1,404,692) that YSX Network may borrow from China CITIC Bank during the period from December 6, 2024 to November 21, 2025. During the fiscal year ended March 31, 2025, YSX Network repaid RMB10,000 (approximately $1,405) to China CITIC Bank. As of March 31, 2025, the aggregate outstanding principal loan balance that YSX Network borrowed from China CITIC Bank amounted to RMB10.0 million (approximately $1,404,692). During the six months ended September 30, 2025, YSX Network repaid RMB10,000 (approximately $1,405) to China CITIC Bank. As of September 30, 2025, the outstanding aggregate principal loan balance that YSX Network borrowed from China CITIC Bank amounted to RMB9.99 million (approximately $1,403,287). The maturity of these loans was subsequently extended by one year (see Note 13).

Schedule of long-term loans

		September 30,	March 31,
		2025	2025
		(Unaudited)
Bank of China (“BOC”)	(1)	$1,783,958	$1,860,349
WeBank	(2)	421,408	—
Less: current portion of long-term loans		(98,328)	(578,775)
Total long-term loans, non-current		$2,107,038	$1,281,574

(1)On September 13, 2023, Xihang entered into a loan agreement with BOC to borrow RMB3.4 million (approximately $477,595) for its working capital needs for two years, with a loan maturity date of September 12, 2025. In addition, on September 15, 2023, Xihang entered into another loan agreement with BOC to borrow an additional RMB1.6 million (approximately $224,751) for its working capital needs for two years, with a loan maturity date of September 14, 2025. The loans bear an effective interest rate of 3.70% per annum. Pursuant to the loan agreements, Xihang (i) is required to maintain an asset-liability ratio of less than 70%; (ii) must obtain a written consent from the bank if it conducts any activities associated with a business merger, acquisition, spinoff, reduction of the registered capital, share transfer, investment in external parties, significant transfer of assets and liabilities, etc.; (iii) is subject to the inspection and monitoring by BOC and must provide a fund usage report to BOC on a monthly basis; (iv) must prioritize repayment of the loans in the event of any liquidation transaction; (v) is not allowed to declare shareholder dividends until repayment of the loans; and (vi) is prohibited from disposing of its assets if such disposition would materially impair its debt repayment ability and is required to maintain the maximum external guarantee amount below the limit as set forth in the its articles of incorporation. If there is any violation of any of these loan covenant requirements, BOC has the right to terminate the loan agreements and request Xihang to repay the loans prior to the maturity dates. The loans are unsecured. As of March 31, 2025, the aggregate outstanding principal loan balance that Xihang borrowed from BOC amounted to RMB3.5 million (approximately $491,642). The loans were fully repaid during the six months ended September 30, 2025.

On September 10, 2025, Xihang entered into another loan agreement with BOC to borrow RMB3.0 million (approximately $421,408) for its working capital needs for two years, with a loan maturity date of September 10, 2027 and an effective interest rate of 2.60% per annum. Pursuant to loan agreement, Xihang is required to maintain the asset-liability ratio of less than 70%. The loan is repayable in five installments, with the first installment of RMB150,000 due on October 3, 2025, followed by three semi-annual installments of RMB150,000 each, and the remaining balance payable upon maturity of the loan. As of September 30, 2025, the current portion and non-current portion of the loan amounted to RMB300,000 (approximately $42,141) and RMB2.7 million (approximately $379,267), respectively.

On December 24, 2024, YSX Network entered into a loan agreement with BOC to borrow RMB5.0 million (approximately $702,346) for its working capital needs for three years, with a loan maturity date of December 23, 2027 and an effective interest rate of 3.05% per annum. Mr. Jie Xiao and Xinjiang YSX each entered into a loan guarantee agreement with BOC to guarantee loans of up to RMB5.0 million (approximately US$702,346) that YSX Network may borrow from BOC during the period from December 20, 2024 to December 31, 2034. As of March 31, 2025, the current portion and non-current portion of the loan amounted to $55,121 and $633,897, respectively. During the six months ended September 30, 2025, YSX Network repaid RMB200,000 (approximately $28,094) to BOC and the outstanding principal balance of the loan as of September 30, 2025 was RMB4.8 million (approximately $674,252).

On March 27, 2025, Guangzhou YSX entered into a loan agreement with BOC to borrow RMB5.0 million (approximately $702,346) for its working capital needs for three years, with a loan maturity date of March 26, 2028 and an effective interest rate of 3.10% per annum. Mr. Jie Xiao and Xinjiang YSX each entered into a loan guarantee agreement with BOC to guarantee loans of up to RMB 5.0 million (approximately $702,346) that Guangzhou YSX may borrow from BOC during the period from March 10, 2025 to December 31, 2035. As of March 31, 2025, the current portion and non-current portion of the loan amounted to $41,341 and $647,677, respectively. During the six months ended September 30, 2025, Guangzhou YSX repaid RMB100,000 (approximately $14,047) to BOC and the outstanding principal balance of the loan as of September 30, 2025 was RMB4.9 million (approximately $688,299).

(2)On July 25, 2025, YSX Network entered into a loan agreement with WeBank to borrow RMB2.0 million (approximately $280,938) for its working capital needs for two years, with a loan maturity date of July 25, 2027. In addition, on August 13, 2025, YSX Network entered into another loan agreement with WeBank to borrow RMB1.0 million (approximately $140,469) for its working capital needs for two years, with a loan maturity date of August 25, 2027. The effective interest rate for these two loans was 7.99% per annum. The loans were unsecured. YSX Network repaid WeBank and RMB2.0 million on January 8, 2025 and RMB1.0 million on January 5, 2026. As a result, the loans were fully repaid.